STOCK-BASED COMPENSATION PLANS - Summary of restricted stock activity (Details 3) - Restricted Stock shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares
Unvested balance, December 31, 2014 | shares	769
Granted | shares	1,122
Vested | shares	(540)
Forfeited | shares	(213)
Unvested balance, December 31, 2015 | shares	1,138
Weighted-Average Grant Date Fair Value
Unvested balance, December 31, 2014 | $ / shares	$ 6.89
Granted | $ / shares	9.27
Vested | $ / shares	7.02
Forfeited | $ / shares	8.36
Unvested balance, December 31, 2015 | $ / shares	$ 8.90